Leases - Schedule of discounted and undiscounted value of the remaining lease payments (Detail) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease receivable	$ 3,502	$ 4,014
Less than 1 year [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease receivable	512
1 to 3 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease receivable	1,025
4 to 5 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease receivable	512
Over 5 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease receivable	$ 1,453